Goodwill and in-Process Research and Development (Details) - Schedule of Net Fair Value of Research and Development - USD ($)	Mar. 31, 2024	Mar. 04, 2024	Dec. 31, 2023
Schedule of Net Fair Value of Research and Development [Abstract]
In-process research and development	$ 365,300,000	$ 365,300,000
Total intangible assets	365,300,000	365,300,000
Less: Impairment charge
Total amortizable intangible assets, net	$ 365,300,000	$ 365,300,000